Note 7 - Stockholders' Deficit - 10K (Details) - Warrants Exercisable (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Warrants Authorized	436	218
Warrants Issued	436	218
Balance (in Dollars)	$ 436	$ 218
Series A June 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants Authorized	95	95
Warrants Issued	95	95
Balance (in Dollars)	95	95
Exercise Price (in Dollars per Item)	0.37	0.37
Exercisable Period (years)	3 years	3 years
Series B September 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants Authorized	40	40
Warrants Issued	40	40
Balance (in Dollars)	40	40
Exercise Price (in Dollars per Item)	1.57	1.57
Exercisable Period (years)	3 years	3 years
Series C October 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants Authorized	40	40
Warrants Issued	40	40
Balance (in Dollars)	40	40
Exercise Price (in Dollars per Item)	1.57	1.57
Exercisable Period (years)	3 years	3 years
Series D December 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants Authorized	14	14
Warrants Issued	14	14
Balance (in Dollars)	14	14
Exercise Price (in Dollars per Item)	1.57	1.57
Exercisable Period (years)	5 years	5 years
Series E December 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants Authorized		29
Warrants Issued		29
Balance (in Dollars)		$ 29
Exercise Price (in Dollars per Item)		1.57
Exercisable Period (years)		5 years